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F. Douglas Raymond 215-988-2548 Direct 215-988-2757 Fax Douglas.Raymond@dbr.com

June 5, 2017

FILED VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Quaker Chemical Corporation – Preliminary Proxy Statement

Ladies and Gentlemen:

We hereby transmit via the EDGAR System the Preliminary Proxy Statement of Quaker Chemical Corporation (the “Company”) pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended. The Company presently anticipates mailing a definitive Proxy Statement to its shareholders on or about June 23, 2017 and holding its special meeting of shareholders on July 26, 2017. Therefore, we respectfully request that the Staff direct any comments on the Preliminary Proxy Statement to our attention as soon as possible.

If you have any questions regarding this filing, please contact me, the Company’s outside counsel, at (215) 988-2548, or Robert T. Traub, the Company’s general counsel, at (610) 832-4271.

Very truly yours,

/s/ F. Douglas Raymond

F. Douglas Raymond